Financial Instruments	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 7 - Financial Instruments

Fair value

(1)          Financial instruments - the composition of the derivatives

	June 30,	December 31,
	2023	2022
	€ in thousands
Derivatives presented under current assets
Swap contracts	366	273

Derivatives presented under non-current assets
Swap contracts	1,221	1,488

Derivatives presented under current liabilities
Financial power swap	(8,309)	(33,183)

Derivatives presented under non-current liabilities
Financial power swap	(563)	(28,354)

(2)          Financial instruments measured at fair value for disclosure purposes only

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade receivables, other receivables, other short-term investments, deposits, derivatives, bank overdraft, short-term loans and borrowings, trade payables and other payables are the same or proximate to their fair value.

The fair values of the other financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	June 30, 2023
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	139,578	134,454	-	-
Loans from banks and others (including current maturities)	287,299	-	250,362	-	Discounting future cash flows by the market interest rate on the date of measurement.
Discount rate of Euribor+ 2% with a zero floor, Euribor+ 5.27%, fixed rate for 5 years, 2.65%-4.5% Linkage to Euribor, fixed rate 2.58%-3.03%, fixed rate 2.75%-7% Linkage to Consumer price index in Israel and floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.

	426,877	134,454	250,362	-

	December 31, 2022
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	110,428	102,957	-	-
Loans from banks and others (including current maturities)	273,863	-	217,073	-	Discounting future cash flows by the market interest rate on the date of measurement.
Discount rate of Euribor+ 2% with a zero floor, Euribor+ 5.27%, fixed rate for 5 years 2.65%-4.5% Linkage to Euribor, fixed rate 2.58%-3.03%, fix rate 2.75%-7% Linkage to Consumer price index in Israel and floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.

	384,291	102,957	217,073	-

(3) Fair value hierarchy of financial instruments measured at fair value

The table below presents an analysis of financial instruments measured at fair value on the temporal basis using valuation methodology in accordance with hierarchy fair value levels. The various levels are defined as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical instruments.
●	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
●	Level 3: inputs that are not based on observable market data (unobservable inputs).

	June 30, 2023
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Swap contracts	-	1,587	-	1,587
Fair value is measured by discounting the future cash flows over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Financial power swap	-	-	(8,872)	(8,872)
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

There have been no transfers from any Level to another Level during the six months ended June 30, 2023.

	December 31, 2022
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Marketable securities	2,836	-	-	2,836	Market price
Swap contracts	-	1,761	-	1,761
Fair value is measured by discounting the future cash flows over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Financial power swap	-	-	(61,537)	(61,537)
Fair value is measured by discounting the future fixed and assessed cash flows over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

(4)          Level 3 financial instruments carried at fair value

The table hereunder presents a reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
Financial power swap
€ in thousands

Balance as at December 31, 2022	(61,537)

Total gains (losses) recognized:
In profit or loss
Unrealized under financing income and expenses	271
Realized under financing income and expenses	6,141
In other comprehensive income	46,253

Balance as at June 30, 2023	(8,872)